Income taxes, Summary of Income Tax Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Income tax expense	SFr 3	SFr 0	SFr 0
Deferred tax assets	0	0	0
Deferred tax liabilities	SFr 0	SFr 0	SFr 0
Corporate tax rate	13.60%	13.60%	13.60%
Average effective tax rate	13.60%	13.60%	13.60%
Income tax expense reconciled to Income / (loss) [Abstract]
Income/(loss) before income tax	SFr (72,993)	SFr (61,921)	SFr 45,442
Tax (benefit)/expense calculated at the domestic rates applicable in the respective countries	(9,930)	(8,441)	6,194
(Income not subject to tax)/expenses not deductible for tax purposes		462
(Income not subject to tax)/expenses not deductible for tax purposes	(375)		(62)
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	10,308	7,979	(6,132)
Effective income tax rate (benefit)/expense	SFr 3	SFr 0	SFr 0
Bottom of Range [Member]
Deferred tax assets and liabilities [abstract]
Corporate tax rate	13.60%
Top of Range [Member]
Deferred tax assets and liabilities [abstract]
Income tax expense	SFr 100
Corporate tax rate	32.90%
Income tax expense reconciled to Income / (loss) [Abstract]
Effective income tax rate (benefit)/expense	SFr 100